Summary of Significant Accounting Policies - Schedule of Geographical Markets Based on the Location of Customers (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Geographical Markets Based on the Location of Customers [Line Items]
Total revenues		$ 26,419,714	$ 30,226,939	$ 22,791,538
Japan [Member]
Schedule of Geographical Markets Based on the Location of Customers [Line Items]
Total revenues		10,813,920	16,103,600	15,520,578
Indonesia [Member]
Schedule of Geographical Markets Based on the Location of Customers [Line Items]
Total revenues		5,817,295	11,069,030	3,818,385
Hongkong [Member]
Schedule of Geographical Markets Based on the Location of Customers [Line Items]
Total revenues		4,737,670
Europe [Member]
Schedule of Geographical Markets Based on the Location of Customers [Line Items]
Total revenues		4,318,216	1,467,784	2,035,737
Others [Member]
Schedule of Geographical Markets Based on the Location of Customers [Line Items]
Total revenues	[1]	$ 732,613	$ 1,586,525	$ 1,416,838

[1]	No revenues of individual region in others exceeded 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025.